UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

Kevin Wolf, Ultimus Fund Solutions, LLC

4221 North 203rd Street, Suite 100, Elkhorn, NE 68022

(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-470-2600

Date of fiscal year end:	3/31

Date of reporting period:	9/30/25

Item 1. Reports to Stockholders.

(a)

Hodges Blue Chip Equity Income Fund

Retail Class (HDPBX)

Semi-Annual Shareholder Report - September 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Hodges Blue Chip Equity Income Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at https://www.hodgescapital.com/mutual-funds/resources-applications. You can also request this information by contacting us at 1-866-811-0224.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$73	1.30%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

The Hodges Blue Chip Equity Income Fund was up 23.42% in the six months ending September 30, 2025, compared to 19.99% for its benchmark, the Russell 1000 Total Return Index. The Blue Chip Fund's one year return amounted to 25.36% compared to 17.75% for the Russell 1000 Total Return Index. Positive relative performance in the recent quarter was attributed to stock selection and sector allocation. We believe the current investment landscape offers ample opportunities among high-quality, dividend-paying stocks with solid upside potential. We expect underleveraged balance sheets and robust corporate profits across most blue-chip stocks to support stable dividend yields over the next several years.

The Blue Chip Equity Income Fund remains well-diversified in companies that we believe can generate above-average income and total returns on a risk-adjusted basis. The number of positions held in the Fund at the end of the recent quarter was 28. The top ten holdings at the end of the quarter represented 48.88% of the Fund's holdings and included Nvidia (NVDA), Broadcom Inc (AVGO), Apple Inc (AAPL), Walmart Inc (WMT), Tesla Inc (TSLA), Microsoft Corp (MSFT), Citigroup Inc (C), American Express Co (AXP), Taiwan Semiconductor (TSM), and Meta Platforms Inc (META).

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Hodges Blue Chip Equity Income Fund
Russell 1000® Index
S&P 500® Index
$45,000
$40,000
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$41,530
$40,586
$40,134
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Sep-2025

	Hodges Blue Chip Equity Income Fund	Russell 1000® Index	S&P 500® Index
Sep-2015	$10,000	$10,000	$10,000
Sep-2016	$10,637	$11,493	$11,543
Sep-2017	$12,938	$13,624	$13,691
Sep-2018	$14,939	$16,044	$16,143
Sep-2019	$15,475	$16,665	$16,830
Sep-2020	$17,751	$19,334	$19,380
Sep-2021	$21,259	$25,321	$25,194
Sep-2022	$18,847	$20,962	$21,296
Sep-2023	$23,438	$25,404	$25,900
Sep-2024	$32,014	$34,468	$35,315
Sep-2025	$40,134	$40,586	$41,530

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Average Annual Total Returns

	6 Months	1 Year	5 years	10 Years
Hodges Blue Chip Equity Income Fund	23.42%	25.36%	17.72%	14.91%
S&P 500® Index	19.96%	17.60%	16.47%	15.30%
Russell 1000® Index	19.99%	17.75%	15.99%	15.04%

Fund Statistics

Net Assets	$57,414,002
Number of Portfolio Holdings	28
Advisory Fee (net of waivers)	$149,018
Portfolio Turnover	21%

What did the Fund invest in?

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.8%
Money Market Funds	1.2%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Money Market Funds	1.2%
Energy	2.6%
Utilities	3.4%
Communications	3.8%
Industrials	7.2%
Consumer Staples	7.3%
Consumer Discretionary	7.7%
Health Care	9.2%
Financials	27.7%
Technology	29.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
NVIDIA Corporation	7.3%
Broadcom, Inc.	5.8%
Apple, Inc.	5.3%
Walmart, Inc.	4.9%
Tesla, Inc.	4.7%
Microsoft Corporation	4.5%
Citigroup, Inc.	4.1%
American Express Company	4.1%
Taiwan Semiconductor Manufacturing Company Ltd.	3.9%
Meta Platforms, Inc., Class A	3.8%

Material Fund Changes

No material changes occurred during the period ended September 30, 2025.

Hodges Blue Chip Equity Income Fund - Retail (HDPBX)

Semi-Annual Shareholder Report - September 30, 2025

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 093025-HDPBX

Hodges Fund

Retail Class (HDPMX)

Semi-Annual Shareholder Report - September 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Hodges Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at https://www.hodgescapital.com/mutual-funds/resources-applications. You can also request this information by contacting us at 1-866-811-0224.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$68	1.18%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

The Hodges Fund's six-month return amounted to a gain of 30.82% compared to a gain of 19.96% for the S&P 500 Index. The one-year return for the period ending September 30, 2025, amounted to a gain of 30.11% compared to an increase of 17.60% for the S&P 500 Index. This performance reflects strength in individual holdings within a concentrated portfolio, with several key stocks rising more than 20% during the quarter, including Terawulf (WULF), Micron Technologies (MU), Clear Secure Inc (YOU), and Genius Sports Ltd (GENI). Elevated portfolio turnover enabled timely updates to holdings, targeting companies with above-average return potential relative to downside risks over the next 12 to 18 months.

The Hodges Fund's portfolio managers remain focused on investments where we have the highest conviction based on fundamentals and relative valuations. The number of positions held in the Fund at the end of the recent quarter was 41. As of September 30, 2025, the top ten holdings accounted for 43.90% of the Fund's assets. They included Uber Technologies (UBER), Palantir Technologies Inc (PLTR), Terawulf Inc (WULF), SharkNinja, Inc. (SN), DraftKings Inc. (DKNG), Texas Pacific Land Corp (TPL), Matador Resources Co. (MTDR), Clear Secure Inc (YOU), Genius Sports Ltd (GENI), and Freeport-McMoRan Inc (FCX).

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Hodges Fund
S&P 500® Index
$45,000
$40,000
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$41,530
$30,710
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Sep-2025

	Hodges Fund	S&P 500® Index
Sep-2015	$10,000	$10,000
Sep-2016	$12,447	$11,543
Sep-2017	$13,977	$13,691
Sep-2018	$15,188	$16,143
Sep-2019	$12,148	$16,830
Sep-2020	$12,646	$19,380
Sep-2021	$20,436	$25,194
Sep-2022	$14,675	$21,296
Sep-2023	$19,094	$25,900
Sep-2024	$23,603	$35,315
Sep-2025	$30,710	$41,530

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Average Annual Total Returns

	6 Months	1 Year	5 years	10 Years
Hodges Fund	30.82%	30.11%	19.42%	11.87%
S&P 500® Index	19.96%	17.60%	16.47%	15.30%

Fund Statistics

Net Assets	$229,849,402
Number of Portfolio Holdings	41
Advisory Fee (net of waivers)	$584,798
Portfolio Turnover	39%

What did the Fund invest in?

Asset Weighting (% of total investments)

Value	Value
Common Stocks	92.8%
Exchange-Traded Funds	0.8%
Money Market Funds	0.8%
Purchased Options	5.6%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Money Market Funds	0.8%
Equity	0.8%
Financials	3.6%
Real Estate	3.7%
Purchased Options	5.6%
Energy	5.9%
Industrials	6.8%
Communications	9.4%
Materials	12.5%
Consumer Discretionary	22.7%
Technology	28.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Uber Technologies, Inc.	6.4%
Palantir Technologies, Inc., Class A	5.2%
Terawulf, Inc.	5.1%
SharkNinja, Inc.	3.8%
DraftKings, Inc.	3.7%
Texas Pacific Land Corporation	3.7%
Matador Resources Company	3.6%
Clear Secure, Inc., Class A	3.3%
Genius Sports Ltd.	3.2%
Freeport-McMoRan, Inc.	3.2%

Material Fund Changes

No material changes occurred during the period ended September 30, 2025.

Hodges Fund - Retail (HDPMX)

Semi-Annual Shareholder Report - September 30, 2025

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 093025-HDPMX

Hodges Small Cap Growth Fund

Class A (HDSAX)

Semi-Annual Shareholder Report - September 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Hodges Small Cap Growth Fund for the period of July 29, 2025 to September 30, 2025. You can find additional information about the Fund at https://www.hodgescapital.com/mutual-funds/resources-applications. You can also request this information by contacting us at 1-866-811-0224.

What were the Fund’s costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$22	1.24%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

The return for the Hodges Small Cap Growth Fund Class A amounted to a gain of 8.09% since the share class's inception on 7/29/2025, compared to an increase of 8.94% for the Russell 2000 Index during the same period. Although small-cap stocks have now underperformed large-cap stocks for the better part of the past decade, we still consider the current risk/reward for holding quality small-cap stocks attractive. While small-cap stocks tend to experience greater volatility during market turmoil, we expect this segment to generate above-average relative risk-adjusted returns over the long term. Furthermore, many small-cap companies are uniquely positioned to benefit from deregulation, a pick-up in M&A activity, AI productivity enhancements, and the reshoring of manufacturing activity in the year ahead.

The Hodges Small Cap Growth Fund remains well diversified across industrials, transportation, technology, and consumer-related names, which we expect to contribute to the Fund's long-term performance. The Fund recently took profits in several stocks that appeared overvalued relative to their underlying fundamentals and established new positions with an attractive risk/reward profile. The Fund held a total of 44 positions as of September 30, 2025. The top ten holdings amounted to 37.42% of the Fund's holdings and included Terawulf Inc (WULF), Matador Resources (MTDR), Eagle Materials Inc (EXP), Genius Sports Ltd (GENI), Cleveland-Cliffs Inc (CLF), Taylor Morrison Home Corp (TMHC), Academy Sports & Outdoors (ASO), Banc of California Inc (BANC), Tower Semiconductor (TSEM) and Texas Pacific Land Corp (TPL).

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Hodges Small Cap Growth Fund
Russell 2000® Index
S&P 500® Index
$11,000
$10,800
$10,600
$10,400
$10,200
$10,000
$10,894
$10,809
$10,524
Jul-2025
Sep-2025

	Hodges Small Cap Growth Fund	Russell 2000® Index	S&P 500® Index
Jul-2025	$10,000	$10,000	$10,000
Sep-2025	$10,809	$10,894	$10,524

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Average Annual Total Returns

Since Inception (7/29/2025)
Hodges Small Cap Growth Fund	8.09%
S&P 500® Index	5.24%
Russell 2000® Index	8.94%

Fund Statistics

Net Assets	$165,521,991
Number of Portfolio Holdings	44
Advisory Fee (net of waivers)	$504,616
Portfolio Turnover	25%

What did the Fund invest in?

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.7%
Money Market Funds	0.3%

Sector Weighting (% of net assets)

Value	Value
Money Market Funds	0.3%
Health Care	2.5%
Real Estate	2.8%
Energy	8.1%
Industrials	11.0%
Materials	11.3%
Financials	12.7%
Technology	20.4%
Consumer Discretionary	30.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Terawulf, Inc.	6.4%
Matador Resources Company	4.7%
Eagle Materials, Inc.	3.8%
Genius Sports Ltd.	3.7%
Cleveland-Cliffs, Inc.	3.6%
Taylor Morrison Home Corporation	3.4%
Academy Sports & Outdoors, Inc.	3.0%
Banc of California, Inc.	3.0%
Tower Semiconductor Ltd.	2.8%
Texas Pacific Land Corporation	2.8%

Material Fund Changes

No material changes occurred during the period ended September 30, 2025.

Hodges Small Cap Growth Fund - Class A (HDSAX)

Semi-Annual Shareholder Report - September 30, 2025

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 093025-HDSAX

Hodges Small Cap Growth Fund

Institutional Class (HDSIX)

Semi-Annual Shareholder Report - September 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Hodges Small Cap Growth Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at https://www.hodgescapital.com/mutual-funds/resources-applications. You can also request this information by contacting us at 1-866-811-0224.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$60	1.09%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

The return for the Hodges Small Cap Growth Fund Institutional Class amounted to a gain of 18.42% in the past six months, compared to an increase of 21.95% for the Russell 2000 Index. The Small Cap Growth Fund Institutional Class's one-year performance on September 30, 2025, amounted to a gain of 7.10% compared to 10.76% for the Russell 2000 Index during the same period. Although small-cap stocks have now underperformed large-cap stocks for the better part of the past decade, we still consider the current risk/reward for holding quality small-cap stocks attractive. While small-cap stocks tend to experience greater volatility during market turmoil, we expect this segment to generate above-average relative risk-adjusted returns over the long term. Furthermore, many small-cap companies are uniquely positioned to benefit from deregulation, a pick-up in M&A activity, AI productivity enhancements, and the reshoring of manufacturing activity in the year ahead.

The Hodges Small Cap Growth Fund remains well diversified across industrials, transportation, technology, and consumer-related names, which we expect to contribute to the Fund's long-term performance. The Fund recently took profits in several stocks that appeared overvalued relative to their underlying fundamentals and established new positions with an attractive risk/reward profile. The Fund held a total of 44 positions as of September 30, 2025. The top ten holdings amounted to 37.42% of the Fund's holdings and included Terawulf Inc (WULF), Matador Resources (MTDR), Eagle Materials Inc (EXP), Genius Sports Ltd (GENI), Cleveland-Cliffs Inc (CLF), Taylor Morrison Home Corp (TMHC), Academy Sports & Outdoors (ASO), Banc of California Inc (BANC), Tower Semiconductor (TSEM) and Texas Pacific Land Corp (TPL).

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Hodges Small Cap Growth Fund
Russell 2000® Index
S&P 500® Index
$45,000
$40,000
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$41,530
$25,391
$25,247
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Sep-2025

	Hodges Small Cap Growth Fund	Russell 2000® Index	S&P 500® Index
Sep-2015	$10,000	$10,000	$10,000
Sep-2016	$10,415	$11,547	$11,543
Sep-2017	$11,472	$13,942	$13,691
Sep-2018	$14,198	$16,066	$16,143
Sep-2019	$11,959	$14,638	$16,830
Sep-2020	$11,209	$14,695	$19,380
Sep-2021	$19,239	$21,701	$25,194
Sep-2022	$15,599	$16,602	$21,296
Sep-2023	$18,615	$18,085	$25,900
Sep-2024	$23,574	$22,925	$35,315
Sep-2025	$25,247	$25,391	$41,530

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Average Annual Total Returns

	6 Months	1 Year	5 years	10 Years
Hodges Small Cap Growth Fund	18.42%	7.10%	17.63%	9.70%
S&P 500® Index	19.96%	17.60%	16.47%	15.30%
Russell 2000® Index	21.95%	10.76%	11.56%	9.77%

Fund Statistics

Net Assets	$165,521,991
Number of Portfolio Holdings	44
Advisory Fee (net of waivers)	$504,616
Portfolio Turnover	25%

What did the Fund invest in?

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.7%
Money Market Funds	0.3%

Sector Weighting (% of net assets)

Value	Value
Money Market Funds	0.3%
Health Care	2.5%
Real Estate	2.8%
Energy	8.1%
Industrials	11.0%
Materials	11.3%
Financials	12.7%
Technology	20.4%
Consumer Discretionary	30.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Terawulf, Inc.	6.4%
Matador Resources Company	4.7%
Eagle Materials, Inc.	3.8%
Genius Sports Ltd.	3.7%
Cleveland-Cliffs, Inc.	3.6%
Taylor Morrison Home Corporation	3.4%
Academy Sports & Outdoors, Inc.	3.0%
Banc of California, Inc.	3.0%
Tower Semiconductor Ltd.	2.8%
Texas Pacific Land Corporation	2.8%

Material Fund Changes

No material changes occurred during the period ended September 30, 2025.

Hodges Small Cap Growth Fund - Institutional (HDSIX)

Semi-Annual Shareholder Report - September 30, 2025

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 093025-HDSIX

Hodges Small Cap Growth Fund

Retail Class (HDPSX)

Semi-Annual Shareholder Report - September 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Hodges Small Cap Growth Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at https://www.hodgescapital.com/mutual-funds/resources-applications. You can also request this information by contacting us at 1-866-811-0224.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$73	1.34%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

The return for the Hodges Small Cap Growth Fund Retail Class amounted to a gain of 18.31% in the past six months, compared to an increase of 21.95% for the Russell 2000 Index. The Small Cap Growth Fund's one-year performance on September 30, 2025, amounted to a gain of 6.89% compared to 10.76% for the Russell 2000 Index during the same period. Although small-cap stocks have now underperformed large-cap stocks for the better part of the past decade, we still consider the current risk/reward for holding quality small-cap stocks attractive. While small-cap stocks tend to experience greater volatility during market turmoil, we expect this segment to generate above-average relative risk-adjusted returns over the long term. Furthermore, many small-cap companies are uniquely positioned to benefit from deregulation, a pick-up in M&A activity, AI productivity enhancements, and the reshoring of manufacturing activity in the year ahead.

The Hodges Small Cap Growth Fund remains well diversified across industrials, transportation, technology, and consumer-related names, which we expect to contribute to the Fund's long-term performance. The Fund recently took profits in several stocks that appeared overvalued relative to their underlying fundamentals and established new positions with an attractive risk/reward profile. The Fund held a total of 44 positions as of September 30, 2025. The top ten holdings amounted to 37.42% of the Fund's holdings and included Terawulf Inc (WULF), Matador Resources (MTDR), Eagle Materials Inc (EXP), Genius Sports Ltd (GENI), Cleveland-Cliffs Inc (CLF), Taylor Morrison Home Corp (TMHC), Academy Sports & Outdoors (ASO), Banc of California Inc (BANC), Tower Semiconductor (TSEM) and Texas Pacific Land Corp (TPL).

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Hodges Small Cap Growth Fund
Russell 2000® Index
S&P 500® Index
$45,000
$40,000
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$41,530
$25,391
$24,617
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Sep-2025

	Hodges Small Cap Growth Fund	Russell 2000® Index	S&P 500® Index
Sep-2015	$10,000	$10,000	$10,000
Sep-2016	$10,387	$11,547	$11,543
Sep-2017	$11,410	$13,942	$13,691
Sep-2018	$14,084	$16,066	$16,143
Sep-2019	$11,833	$14,638	$16,830
Sep-2020	$11,065	$14,695	$19,380
Sep-2021	$18,947	$21,701	$25,194
Sep-2022	$15,327	$16,602	$21,296
Sep-2023	$18,242	$18,085	$25,900
Sep-2024	$23,031	$22,925	$35,315
Sep-2025	$24,617	$25,391	$41,530

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Average Annual Total Returns

	6 Months	1 Year	5 years	10 Years
Hodges Small Cap Growth Fund	18.31%	6.89%	17.34%	9.43%
S&P 500® Index	19.96%	17.60%	16.47%	15.30%
Russell 2000® Index	21.95%	10.76%	11.56%	9.77%

Fund Statistics

Net Assets	$165,521,991
Number of Portfolio Holdings	44
Advisory Fee (net of waivers)	$504,616
Portfolio Turnover	25%

What did the Fund invest in?

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.7%
Money Market Funds	0.3%

Sector Weighting (% of net assets)

Value	Value
Money Market Funds	0.3%
Health Care	2.5%
Real Estate	2.8%
Energy	8.1%
Industrials	11.0%
Materials	11.3%
Financials	12.7%
Technology	20.4%
Consumer Discretionary	30.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Terawulf, Inc.	6.4%
Matador Resources Company	4.7%
Eagle Materials, Inc.	3.8%
Genius Sports Ltd.	3.7%
Cleveland-Cliffs, Inc.	3.6%
Taylor Morrison Home Corporation	3.4%
Academy Sports & Outdoors, Inc.	3.0%
Banc of California, Inc.	3.0%
Tower Semiconductor Ltd.	2.8%
Texas Pacific Land Corporation	2.8%

Material Fund Changes

No material changes occurred during the period ended September 30, 2025.

Hodges Small Cap Growth Fund - Retail (HDPSX)

Semi-Annual Shareholder Report - September 30, 2025

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 093025-HDPSX

Hodges Small Intrinsic Value Fund

Institutional Class (HSVIX)

Semi-Annual Shareholder Report - September 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Hodges Small Intrinsic Value Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at https://www.hodgescapital.com/mutual-funds/resources-applications. You can also request this information by contacting us at 1-866-811-0224.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$53	0.98%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

The Hodges Small Intrinsic Value Fund Institutional Class experienced a gain of 14.34% in the six months ending September 30, 2025 compared to an increase of 18.20% for its benchmark, the Russell 2000 Value Index. The Small Intrinsic Value Fund Institutional Class's one year return amounted to a loss of 1.59% compared to a gain of 7.88% for the Russell 2000 Index during the same period. The Fund's one year underperformance relative to the benchmark has been due to weakness in a handful of consumer stable and energy stocks this year.

The number of positions held in the Fund at the end of the recent quarter was 48. As of September 30, 2025, the top holdings represented 33.44% of the Fund's assets. They included Taylor Morrison Home Corp (TMHC), Texas Capital Bancshares (TCBI), Academy Sports & Outdoors (ASO), Primoris Services Corp (PRIM), Eagle Materials Inc (EXP), BancFirst Corp (BANF), Shoe Carnival Inc (SCVL), Cleveland-Cliffs Inc (CLF), Banc of California Inc (BANC), and Ethan Allen Interiors Inc (ETD).

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Hodges Small Intrinsic Value Fund
S&P 500® Index
Russell 2000® Value Index
$13,000
$12,000
$11,000
$10,000
$9,000
$8,000
$7,000
$12,498
$10,626
$9,689
07/30/24
08/31/24
09/30/24
10/31/24
11/30/24
12/31/24
01/31/25
02/28/25
03/31/25
04/30/25
05/31/25
06/30/25
07/31/25
08/31/25
09/30/25

	Hodges Small Intrinsic Value Fund	S&P 500® Index	Russell 2000® Value Index
07/30/24	$10,000	$10,000	$10,000
07/31/24	$10,089	$10,159	$10,031
08/31/24	$9,747	$10,405	$9,843
09/30/24	$9,846	$10,627	$9,849
10/31/24	$9,478	$10,531	$9,695
11/30/24	$10,383	$11,149	$10,630
12/31/24	$9,618	$10,883	$9,744
01/31/25	$9,761	$11,186	$9,944
02/28/25	$9,192	$11,040	$9,564
03/31/25	$8,474	$10,418	$8,990
04/30/25	$7,998	$10,348	$8,629
05/31/25	$8,367	$10,999	$8,991
06/30/25	$8,674	$11,558	$9,436
07/31/25	$8,982	$11,818	$9,603
08/31/25	$9,746	$12,057	$10,416
09/30/25	$9,689	$12,498	$10,626

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Average Annual Total Returns

	6 Months	1 Year	Since Inception (7/30/2024)
Hodges Small Intrinsic Value Fund	14.34%	-1.59%	-2.66%
S&P 500® Index	19.96%	17.60%	20.99%
Russell 2000® Value Index	18.20%	7.88%	5.32%

Fund Statistics

Net Assets	$55,592,581
Number of Portfolio Holdings	48
Advisory Fee (net of waivers)	$94,116
Portfolio Turnover	33%

What did the Fund invest in?

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.8%
Money Market Funds	1.2%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Money Market Funds	1.2%
Health Care	2.0%
Consumer Staples	2.6%
Real Estate	3.0%
Energy	4.0%
Materials	11.1%
Technology	12.2%
Industrials	19.1%
Consumer Discretionary	21.3%
Financials	23.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Taylor Morrison Home Corporation	3.6%
Texas Capital Bancshares, Inc.	3.5%
Academy Sports & Outdoors, Inc.	3.5%
Primoris Services Corporation	3.4%
Eagle Materials, Inc.	3.3%
BancFirst Corporation	3.3%
Shoe Carnival, Inc.	3.2%
Cleveland-Cliffs, Inc.	3.2%
Banc of California, Inc.	3.1%
Ethan Allen Interiors, Inc.	3.1%

Material Fund Changes

No material changes occurred during the period ended September 30, 2025.

Hodges Small Intrinsic Value Fund - Institutional (HSVIX)

Semi-Annual Shareholder Report - September 30, 2025

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 093025-HSVIX

Hodges Small Intrinsic Value Fund

Retail Class (HDSVX)

Semi-Annual Shareholder Report - September 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Hodges Small Intrinsic Value Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at https://www.hodgescapital.com/mutual-funds/resources-applications. You can also request this information by contacting us at 1-866-811-0224.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$69	1.28%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

The Hodges Small Intrinsic Value Fund Retail Class experienced a gain of 14.09% in the six months ending September 30, 2025 compared to an increase of 18.20% for its benchmark, the Russell 2000 Value Index. The Small Intrinsic Value Fund Retail Class's one year return amounted to a loss of 1.93% compared to a gain of 7.88% for the Russell 2000 Index during the same period. The Fund's one year underperformance relative to the benchmark has been due to weakness in a handful of consumer stable and energy stocks this year.

The number of positions held in the Fund at the end of the recent quarter was 48. As of September 30, 2025, the top holdings represented 33.44% of the Fund's assets. They included Taylor Morrison Home Corp (TMHC), Texas Capital Bancshares (TCBI), Academy Sports & Outdoors (ASO), Primoris Services Corp (PRIM), Eagle Materials Inc (EXP), BancFirst Corp (BANF), Shoe Carnival Inc (SCVL), Cleveland-Cliffs Inc (CLF), Banc of California Inc (BANC), and Ethan Allen Interiors Inc (ETD).

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Hodges Small Intrinsic Value Fund
Russell 2000® Value Index
S&P 500® Index
$45,000
$40,000
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$41,530
$24,167
$21,818
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Sep-2025

	Hodges Small Intrinsic Value Fund	Russell 2000® Value Index	S&P 500® Index
Sep-2015	$10,000	$10,000	$10,000
Sep-2016	$10,590	$11,881	$11,543
Sep-2017	$12,633	$14,322	$13,691
Sep-2018	$13,562	$15,658	$16,143
Sep-2019	$12,047	$14,367	$16,830
Sep-2020	$10,879	$12,229	$19,380
Sep-2021	$18,105	$20,047	$25,194
Sep-2022	$16,922	$16,501	$21,296
Sep-2023	$19,193	$17,795	$25,900
Sep-2024	$22,248	$22,401	$35,315
Sep-2025	$21,818	$24,167	$41,530

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Average Annual Total Returns

	6 Months	1 Year	5 years	10 Years
Hodges Small Intrinsic Value Fund	14.09%	-1.93%	14.93%	8.11%
S&P 500® Index	19.96%	17.60%	16.47%	15.30%
Russell 2000® Value Index	18.20%	7.88%	14.59%	9.23%

Fund Statistics

Net Assets	$55,592,581
Number of Portfolio Holdings	48
Advisory Fee (net of waivers)	$94,116
Portfolio Turnover	33%

What did the Fund invest in?

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.8%
Money Market Funds	1.2%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Money Market Funds	1.2%
Health Care	2.0%
Consumer Staples	2.6%
Real Estate	3.0%
Energy	4.0%
Materials	11.1%
Technology	12.2%
Industrials	19.1%
Consumer Discretionary	21.3%
Financials	23.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Taylor Morrison Home Corporation	3.6%
Texas Capital Bancshares, Inc.	3.5%
Academy Sports & Outdoors, Inc.	3.5%
Primoris Services Corporation	3.4%
Eagle Materials, Inc.	3.3%
BancFirst Corporation	3.3%
Shoe Carnival, Inc.	3.2%
Cleveland-Cliffs, Inc.	3.2%
Banc of California, Inc.	3.1%
Ethan Allen Interiors, Inc.	3.1%

Material Fund Changes

No material changes occurred during the period ended September 30, 2025.

Hodges Small Intrinsic Value Fund - Retail (HDSVX)

Semi-Annual Shareholder Report - September 30, 2025

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 093025-HDSVX

(b)	Not applicable

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Registrants. Not applicable to open-end investment companies.

Item 6. Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 7.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Hodges Fund

Retail Class (Symbol: HDPMX)

Small Cap Growth Fund

Class A (Symbol: HDSAX)

Retail Class (Symbol: HDPSX)

Institutional Class (Symbol: HDSIX)

Small Intrinsic Value Fund

Retail Class (Symbol: HDSVX)

Institutional Class (Symbol: HSVIX)

Blue Chip Equity Income Fund

Retail Class (Symbol: HDPBX)

Semi-Annual Financial Statements & Additional Information

September 30, 2025

Advised by:
Hodges Capital Management
2905 Maple Avenue
Dallas, Texas 75201
https://www.hodgesfunds.com/	1-866-811-0224

The U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved of these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Table of Contents

Schedules of Investments	1

Statements of Assets and Liabilities	14

Statements of Operations	15

Statements of Changes in Net Assets	16

Financial Highlights	22

Notes to Financial Statements	29

Additional Information	39

HODGES FUND

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 92.7%
	APPAREL & TEXTILE PRODUCTS - 4.0%
50,000	Gildan Activewear, Inc.	$2,890,000
150,000	On Holding A.G.(a)	6,352,500
		9,242,500
	AUTOMOTIVE - 2.9%
15,000	Tesla, Inc.(a)	6,670,800

	BANKING - 3.6%
300,000	Banc of California, Inc.	4,965,000
65,000	Bank OZK	3,313,700
		8,278,700
	COMMERCIAL SUPPORT SERVICES - 3.0%
340,000	GEO Group, Inc. (The)(a)	6,966,600

	CONSTRUCTION MATERIALS - 4.9%
20,000	Eagle Materials, Inc.	4,660,800
40,000	Knife River Corporation(a)	3,074,800
25,000	Owens Corning	3,536,500
		11,272,100
	E-COMMERCE DISCRETIONARY - 2.4%
1,250,000	Stitch Fix, Inc., Class A(a)	5,437,500

	ELECTRICAL EQUIPMENT - 2.7%
20,000	Powell Industries, Inc.	6,096,200

	HOME & OFFICE PRODUCTS - 3.8%
85,000	SharkNinja, Inc.(a)	8,767,750

	INTERNET MEDIA & SERVICES - 9.4%
10,000	Spotify Technology S.A.(a)	6,980,000
150,000	Uber Technologies, Inc.(a)	14,695,500
		21,675,500
	LEISURE FACILITIES & SERVICES - 8.3%
225,000	DraftKings, Inc.(a)	8,415,000
600,000	Genius Sports Ltd.(a)	7,428,000

See accompanying notes to financial statements.

HODGES FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 92.7% (Continued)
	LEISURE FACILITIES & SERVICES - 8.3% (Continued)
25,000	Wynn Resorts Ltd.	$3,206,750
		19,049,750
	METALS & MINING - 5.9%
525,000	Cleveland-Cliffs, Inc.(a)	6,405,000
185,000	Freeport-McMoRan, Inc.	7,255,700
		13,660,700
	OIL & GAS PRODUCERS - 5.9%
50,000	Expand Energy Corporation	5,312,000
185,000	Matador Resources Company	8,312,050
		13,624,050
	REAL ESTATE INVESTMENT TRUSTS - 3.7%
9,000	Texas Pacific Land Corporation	8,402,760

	RETAIL - DISCRETIONARY - 1.3%
15,000	RH(a)	3,047,400

	SEMICONDUCTORS - 8.8%
40,000	Micron Technology, Inc.	6,692,800
35,000	NVIDIA Corporation	6,530,300
24,800	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	6,926,392
		20,149,492
	SOFTWARE - 12.1%
225,000	Clear Secure, Inc., Class A	7,510,500
7,500	CyberArk Software Ltd.(a)	3,623,625
65,000	Palantir Technologies, Inc., Class A(a)	11,857,300
220,000	SailPoint, Inc.(a)	4,857,600
		27,849,025
	STEEL - 1.6%
15,000	Carpenter Technology Corporation	3,683,100

	TECHNOLOGY HARDWARE - 2.2%
200,000	Hewlett Packard Enterprise Company	4,912,000

See accompanying notes to financial statements.

HODGES FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 92.7% (Continued)
	TECHNOLOGY SERVICES - 5.1%
1,025,000	Terawulf, Inc.(a)	$11,705,500

	TRANSPORTATION & LOGISTICS - 1.1%
30,000	Kirby Corporation(a)	2,503,500

	TOTAL COMMON STOCKS (Cost $127,623,372)	212,994,927

	EXCHANGE-TRADED FUNDS — 0.8%
	EQUITY - 0.8%
50,000	ALPS Medical Breakthroughs ETF (Cost $1,856,359)	1,942,950

	SHORT-TERM INVESTMENTS — 0.8%
	MONEY MARKET FUNDS - 0.8%
1,769,976	First American Treasury Obligations Fund, Class X, 4.02% (Cost $1,769,976)(b)	1,769,976

Contracts(c)		Broker/ Counterparty	Expiration Date	Exercise Price	Notional Value
	EQUITY OPTIONS PURCHASED - 5.6%
	CALL OPTIONS PURCHASED - 5.6%
300	Alphabet, Inc.	WFC	03/20/2026	$200	$7,306,500	1,559,400
650	Boeing Company (The)	WFC	01/16/2026	175	14,028,950	2,986,750
200	Microsoft Corporation	WFC	01/16/2026	425	10,359,000	2,017,000
500	Take-Two Interactive Software, Inc.	WFC	01/16/2026	200	12,918,000	3,100,000
325	UnitedHealth Group, Inc.	WFC	01/16/2026	250	11,222,250	3,220,425
	TOTAL CALL OPTIONS PURCHASED (Cost - $12,216,992)					12,883,575

	TOTAL INVESTMENTS - 99.9% (Cost $143,466,699)					$229,591,428
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%					257,974
	NET ASSETS - 100.0%					$229,849,402

ADR	- American Depositary Receipt
ETF	- Exchange-Traded Fund
Ltd.	- Limited Company
REIT	- Real Estate Investment Trust
S/A	- Société Anonyme
WFC	- Wells Fargo

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of September 30, 2025.
(c)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

See accompanying notes to financial statements.

HODGES SMALL CAP GROWTH FUND

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.7%
	AEROSPACE & DEFENSE - 2.2%
40,000	Kratos Defense & Security Solutions, Inc.(a)	$3,654,800

	APPAREL & TEXTILE PRODUCTS - 3.9%
50,000	Gildan Activewear, Inc.	2,890,000
85,000	On Holding A.G.(a)	3,599,750
		6,489,750
	BANKING – 9.9%
300,000	Banc of California, Inc.	4,965,000
65,000	Hilltop Holdings, Inc.	2,172,300
70,000	Prosperity Bancshares, Inc.	4,644,500
55,000	Texas Capital Bancshares, Inc.(a)	4,649,150
		16,430,950
	BIOTECH & PHARMA - 2.5%
57,000	Halozyme Therapeutics, Inc.(a)	4,180,380

	COMMERCIAL SUPPORT SERVICES - 2.0%
160,000	GEO Group, Inc. (The)(a)	3,278,400

	CONSTRUCTION MATERIALS - 3.8%
27,000	Eagle Materials, Inc.	6,292,080

	ELECTRICAL EQUIPMENT - 1.8%
10,000	Powell Industries, Inc.	3,048,100

	ENGINEERING & CONSTRUCTION - 2.0%
50,000	Tutor Perini Corporation(a)	3,279,500

	HOME & OFFICE PRODUCTS - 2.5%
40,000	SharkNinja, Inc.(a)	4,126,000

	HOME CONSTRUCTION - 3.4%
85,000	Taylor Morrison Home Corporation(a)	5,610,850

See accompanying notes to financial statements.

HODGES SMALL CAP GROWTH FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	INSURANCE - 2.7%
25,000	Hanover Insurance Group, Inc. (The)	$4,540,750

	LEISURE FACILITIES & SERVICES - 9.6%
30,000	Boyd Gaming Corporation	2,593,500
83,000	Cinemark Holdings, Inc.	2,325,660
125,000	First Watch Restaurant Group, Inc.(a)	1,955,000
500,000	Genius Sports Ltd.(a)	6,190,000
17,500	Texas Roadhouse, Inc.	2,907,625
		15,971,785
	METALS & MINING - 3.6%
485,000	Cleveland-Cliffs, Inc.(a)	5,917,000

	OIL & GAS PRODUCERS - 8.1%
175,000	Matador Resources Company	7,862,750
300,000	Permian Resources Corporation	3,840,000
70,000	SM Energy Company	1,747,900
		13,450,650
	REAL ESTATE INVESTMENT TRUSTS - 2.8%
5,000	Texas Pacific Land Corporation	4,668,200

	RETAIL - DISCRETIONARY - 11.5%
100,000	Academy Sports & Outdoors, Inc.	5,002,000
100,000	Ethan Allen Interiors, Inc.	2,946,000
10,500	Group 1 Automotive, Inc.	4,593,855
17,500	RH(a)	3,555,300
140,000	Shoe Carnival, Inc.	2,910,600
		19,007,755
	SEMICONDUCTORS - 6.6%
250,000	MaxLinear, Inc., Class A(a)	4,020,000
30,000	Semtech Corporation(a)	2,143,500
65,000	Tower Semiconductor Ltd.(a)	4,699,500
		10,863,000
	SOFTWARE - 3.9%
130,000	Alkami Technology, Inc.(a)	3,229,200

See accompanying notes to financial statements.

HODGES SMALL CAP GROWTH FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	SOFTWARE - 3.9% (Continued)
55,000	Varonis Systems, Inc.(a)	$3,160,850
		6,390,050
	STEEL - 4.0%
8,000	Carpenter Technology Corporation	1,964,320
80,000	Commercial Metals Company	4,582,400
		6,546,720
	TECHNOLOGY HARDWARE - 3.6%
105,000	Aviat Networks, Inc.(a)	2,407,650
75,000	Knowles Corporation(a)	1,748,250
12,000	Plexus Corporation(a)	1,736,280
		5,892,180
	TECHNOLOGY SERVICES - 6.4%
925,000	Terawulf, Inc.(a)	10,563,500

	TRANSPORTATION & LOGISTICS - 2.9%
27,000	Kirby Corporation(a)	2,253,150
170,000	Navigator Holdings Ltd.	2,633,300
		4,886,450

	TOTAL COMMON STOCKS (Cost $100,874,057)	165,088,850

	SHORT-TERM INVESTMENTS — 0.3%
	MONEY MARKET FUNDS - 0.3%
478,300	First American Treasury Obligations Fund, Class X, 4.02% (Cost $478,300)(b)	478,300

	TOTAL INVESTMENTS - 100.0% (Cost $101,352,357)	$165,567,150
	LIABILITIES IN EXCESS OF OTHER ASSETS – (0.0)%(c)	(45,159)
	NET ASSETS - 100.0%	$165,521,991

Ltd.	- Limited Company
REIT	- Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of September 30, 2025.
(c)	Amount represents less than 0.05%

See accompanying notes to financial statements.

HODGES SMALL INTRINSIC VALUE FUND

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 98.9%
	APPAREL & TEXTILE PRODUCTS - 2.4%
16,800	Kontoor Brands, Inc.	$1,340,136

	ASSET MANAGEMENT - 2.5%
127,800	P10, Inc.	1,390,464

	BANKING - 15.6%
105,200	Banc of California, Inc.	1,741,060
14,400	BancFirst Corporation	1,820,880
13,600	Bank OZK	693,328
36,800	Hilltop Holdings, Inc.	1,229,856
22,900	Texas Capital Bancshares, Inc.(a)	1,935,737
24,600	Triumph Financial, Inc.(a)	1,230,984
		8,651,845
	BIOTECH & PHARMA - 2.0%
15,100	Halozyme Therapeutics, Inc.(a)	1,107,434

	COMMERCIAL SUPPORT SERVICES - 1.9%
51,100	GEO Group, Inc. (The)(a)	1,047,039

	CONSTRUCTION MATERIALS - 3.3%
7,900	Eagle Materials, Inc.	1,841,016

	CONTAINERS & PACKAGING - 0.4%
13,300	Myers Industries, Inc.	225,302

	ELECTRICAL EQUIPMENT - 2.6%
4,700	Powell Industries, Inc.	1,432,607

	ENGINEERING & CONSTRUCTION - 3.4%
13,600	Primoris Services Corporation	1,867,688

	FOOD - 2.6%
249,000	SunOpta, Inc.(a)	1,459,140

See accompanying notes to financial statements.

HODGES SMALL INTRINSIC VALUE FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 98.9% (Continued)
	HOME CONSTRUCTION - 3.6%
30,275	Taylor Morrison Home Corporation(a)	$1,998,453

	HOTEL REIT - 1.1%
6,900	Ryman Hospitality Properties, Inc.	618,171

	INDUSTRIAL INTERMEDIATE PRODUCTS - 2.9%
5,500	AZZ, Inc.	600,215
110,000	Hillman Solutions Corporation(a)	1,009,800
		1,610,015
	INSURANCE - 5.5%
6,425	Hanover Insurance Group, Inc. (The)	1,166,973
29,200	Horace Mann Educators Corporation	1,318,964
31,000	Tiptree, Inc.	594,270
		3,080,207
	LEISURE FACILITIES & SERVICES - 1.4%
27,900	Cinemark Holdings, Inc.	781,758

	METALS & MINING - 4.4%
143,665	Cleveland-Cliffs, Inc.(a)	1,752,713
156,000	Vox Royalty Corporation	670,800
		2,423,513
	OIL & GAS PRODUCERS - 4.0%
7,900	Gulfport Energy Corporation(a)	1,429,742
17,400	Matador Resources Company	781,782
		2,211,524
	REAL ESTATE OWNERS & DEVELOPERS - 1.9%
51,300	Stratus Properties, Inc.(a)	1,085,508

	RETAIL - DISCRETIONARY - 13.9%
38,500	Academy Sports & Outdoors, Inc.	1,925,770
15,600	Citi Trends, Inc.(a)	484,068
57,900	Ethan Allen Interiors, Inc.	1,705,734
2,725	Group 1 Automotive, Inc.	1,192,215
37,500	Lovesac Company (The)(a)	634,875

See accompanying notes to financial statements.

HODGES SMALL INTRINSIC VALUE FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 98.9% (Continued)
	RETAIL - DISCRETIONARY - 13.9% (Continued)
86,418	Shoe Carnival, Inc.	$1,796,630
		7,739,292
	SEMICONDUCTORS - 5.3%
12,800	Diodes, Inc.(a)	681,088
66,200	MaxLinear, Inc., Class A(a)	1,064,496
16,300	Tower Semiconductor Ltd.(a)	1,178,490
		2,924,074
	SOFTWARE - 2.0%
45,200	Alkami Technology, Inc.(a)	1,122,768

	STEEL - 3.0%
29,115	Commercial Metals Company	1,667,707

	TECHNOLOGY HARDWARE - 3.7%
41,300	Aviat Networks, Inc.(a)	947,009
28,300	NCR Atleos Corporation(a)	1,112,473
		2,059,482
	TECHNOLOGY SERVICES - 1.2%
178,000	Research Solutions, Inc.(a)	663,940

	TRANSPORTATION & LOGISTICS - 5.7%
13,850	Kirby Corporation(a)	1,155,782
74,300	Navigator Holdings Ltd.	1,150,907
57,400	RXO, Inc.(a)	882,812
		3,189,501
	TRANSPORTATION EQUIPMENT - 2.6%
15,700	Blue Bird Corporation(a)	903,535
11,800	Greenbrier Companies, Inc. (The)	544,806
		1,448,341

	TOTAL COMMON STOCKS (Cost $47,000,130)	54,986,925

See accompanying notes to financial statements.

HODGES SMALL INTRINSIC VALUE FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2025

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 1.2%
	MONEY MARKET FUNDS - 1.2%
683,940	First American Treasury Obligations Fund, Class X, 4.02% (Cost $683,940)(b)	$683,940

	TOTAL INVESTMENTS - 100.1% (Cost $47,684,070)	$55,670,865
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(78,284)
	NET ASSETS - 100.0%	$55,592,581

Ltd.	- Limited Company
REIT	- Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of September 30, 2025.

See accompanying notes to financial statements.

HODGES BLUE CHIP EQUITY INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 98.7%
	AEROSPACE & DEFENSE - 2.3%
8,000	RTX Corporation	$1,338,640

	AUTOMOTIVE - 4.7%
6,000	Tesla, Inc.(a)	2,668,320

	BANKING - 14.6%
40,000	Bank of America Corporation	2,063,600
23,000	Citigroup, Inc.	2,334,500
6,000	JPMorgan Chase & Company	1,892,580
25,000	Wells Fargo & Company	2,095,500
		8,386,180
	BIOTECH & PHARMA - 6.2%
8,000	AbbVie, Inc.	1,852,320
2,250	Eli Lilly & Company	1,716,750
		3,569,070
	DIVERSIFIED INDUSTRIALS - 2.7%
10,000	3M Company	1,551,800

	E-COMMERCE DISCRETIONARY - 3.1%
8,000	Amazon.com, Inc.(a)	1,756,560

	ELECTRIC UTILITIES - 3.4%
10,000	Vistra Corporation	1,959,200

	HEALTH CARE FACILITIES & SERVICES - 3.0%
5,000	UnitedHealth Group, Inc.	1,726,500

	INSTITUTIONAL FINANCIAL SERVICES - 7.1%
2,500	Goldman Sachs Group, Inc. (The)	1,990,875
13,000	Morgan Stanley	2,066,480
		4,057,355
	INSURANCE - 2.0%
2,250	Berkshire Hathaway, Inc., Class B(a)	1,131,165

See accompanying notes to financial statements.

HODGES BLUE CHIP EQUITY INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 98.7% (Continued)
	INTERNET MEDIA & SERVICES - 3.8%
3,000	Meta Platforms, Inc., Class A	$2,203,140

	OIL & GAS PRODUCERS - 2.5%
20,000	ONEOK, Inc.	1,459,400

	RETAIL - CONSUMER STAPLES - 7.3%
1,500	Costco Wholesale Corporation	1,388,445
27,000	Walmart, Inc.	2,782,620
		4,171,065
	SEMICONDUCTORS - 16.9%
10,000	Broadcom, Inc.	3,299,100
22,500	NVIDIA Corporation	4,198,050
8,000	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	2,234,320
		9,731,470
	SOFTWARE - 4.5%
5,000	Microsoft Corporation	2,589,750

	SPECIALTY FINANCE - 4.1%
7,000	American Express Company	2,325,120

	TECHNOLOGY HARDWARE - 5.3%
12,000	Apple, Inc.	3,055,560

	TECHNOLOGY SERVICES - 3.0%
5,000	Visa, Inc., Class A	1,706,900

	TRANSPORTATION EQUIPMENT - 2.2%
3,000	Cummins, Inc.	1,267,110

	TOTAL COMMON STOCKS (Cost $32,425,356)	56,654,305

See accompanying notes to financial statements.

HODGES BLUE CHIP EQUITY INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2025

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 1.2%
	MONEY MARKET FUNDS - 1.2%
707,869	First American Treasury Obligations Fund, Class X, 4.02% (Cost $707,869)(b)	$707,869

	TOTAL INVESTMENTS - 99.9% (Cost $33,133,225)	$57,362,174
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%	51,828
	NET ASSETS - 100.0%	$57,414,002

ADR	- American Depositary Receipt
Ltd.	- Limited Company

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of September 30, 2025.

See accompanying notes to financial statements.

HODGES MUTUAL FUNDS

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)

September 30, 2025

	Hodges Fund	Small Cap Growth Fund		Small Intrinsic Value Fund	Blue Chip Equity Income Fund
ASSETS:
Investments in securities, at cost	$143,466,699	$101,352,357		$47,684,070	$33,133,225
Investments in securities, at value	229,591,428	165,567,150		55,670,865	57,362,174
Receivable for fund shares sold	12,002	9,803		13,868	61,967
Dividends and interest receivable	123,962	98,013		38,035	9,755
Receivable for securities sold	1,452,756	-		-	-
Other assets	109,422	96,010		20,871	37,574
Total Assets	231,289,570	165,770,976		55,743,639	57,471,470

LIABILITIES:
Payable for fund shares redeemed	26,428	114,804		1,434	60
Payable for securities purchased	1,249,400	-		111,293	-
Accrued advisory fee	108,784	104,691		11,922	30,763
Payable to related parties	-	669		2,013	3,330
Distribution (12b-1) fees payable	46,738	26,380		11,338	11,495
Other accrued expenses	8,818	2,441		13,058	11,820
Total Liabilities	1,440,168	248,985		151,058	57,468
NET ASSETS	$229,849,402	$165,521,991		$55,592,581	$57,414,002

COMPONENTS OF NET ASSETS
Paid in capital	$116,935,384	$85,042,065		$47,260,111	$31,072,917
Total distributable earnings	112,914,018	80,479,926		8,332,470	26,341,085
NET ASSETS	$229,849,402	$165,521,991		$55,592,581	$57,414,002

NET ASSET VALUE PER SHARE
CLASS A SHARES
Net assets	$-	$27		$-	$-
Shares of Beneficial Interest Outstanding ($0.01 par value, unlimited authorized shares)	-	1		-	-
Net asset value and redemption price per share	$-	$21.78	*	$-	$-
Maximum offering price per share (maximum sales charge of 4.50%)	$-	$22.81		$-	$-
RETAIL CLASS SHARES
Net assets	$229,849,402	$126,859,735		$54,290,361	$57,414,002
Shares of Beneficial Interest Outstanding ($0.01 par value, unlimited authorized shares)	2,749,915	5,826,113		2,876,365	2,041,167
Net asset value, offering and redemption price per share	$83.58	$21.77		$18.87	$28.13
INSISTUTIONAL CLASS SHARES
Net assets	$-	$38,662,229		$1,302,220	$-
Shares of Beneficial Interest Outstanding ($0.01 par value, unlimited authorized shares)	-	1,629,868		68,918	-
Net asset value, offering and redemption price per share	$-	$23.72		$18.90	$-

*	Net asset value may not recalculate due to the rounding of net assets and/or shares outstanding.

See accompanying notes to financial statements.

HODGES MUTUAL FUNDS

STATEMENTS OF OPERATIONS (Unaudited)

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2025

	Hodges Fund	Growth Fund	Small Intrinsic Value Fund	Blue Chip Equity Income Fund
INVESTMENT INCOME:
Dividends and interest net of $7,946, $-, $-, and $2,499 foreign withholding tax, respectively	$659,542	$786,013	$315,627	$352,415
Total investment income	659,542	786,013	315,627	352,415

EXPENSES:
Investment advisory fees	825,156	664,684	223,887	160,108
Distribution (12b-1) fees:
Retail Class	242,693	150,019	64,555	61,580
Administration fees	59,739	57,098	24,059	21,043
Shareholder Servicing fees	87,606	122,544	40,818	9,218
Transfer agent fees	41,362	28,698	20,844	15,469
Accounting fees	43,404	38,787	10,568	6,771
Legal fees	12,865	13,712	13,725	11,498
Audit and tax fees	9,893	9,895	8,890	8,888
Trustee fees and expenses	11,844	12,085	11,846	10,878
Professional fees	7,777	7,785	4,789	3,301
Registration fees	14,862	21,563	14,900	13,988
Custody fees	6,881	4,578	4,192	2,476
Shareholder reports	16,817	22,577	15,533	2,072
Insurance fees	8,325	8,874	5,022	4,244
Other expenses	-	1,039	1,050	265
Total expenses	1,389,224	1,163,938	464,678	331,799
Expenses waived	(240,358)	(160,068)	(129,771)	(11,090)
Net expenses	1,148,866	1,003,870	334,907	320,709
NET INVESTMENT INCOME/(LOSS)	(489,324)	(217,857)	(19,280)	31,706

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized gain/(loss) from:
Investments	12,145,135	8,123,685	891,042	993,370
Written Options	(558,628)	-	-	-
Net realized gain	11,586,507	8,123,685	891,042	993,370

Net change in unrealized appreciation on investments	39,874,673	18,650,038	5,981,296	9,328,524

Net realized and unrealized gain on investments	51,461,180	26,773,723	6,872,338	10,321,894

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$50,971,856	$26,555,866	$6,853,058	$10,353,600

See accompanying notes to financial statements.

HODGES MUTUAL FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Hodges Fund
	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025
NET ASSETS - BEGINNING OF YEAR/PERIOD	$172,336,206	$186,511,499

OPERATIONS
Net investment loss	(489,324)	(672,239)
Net realized gain from investments	11,586,507	24,273,975
Net change in unrealized appreciation/(depreciation) on investments	39,874,673	(27,155,769)
Net increase/(decrease) in net assets resulting from operations	50,971,856	(3,554,033)

DISTRIBUTIONS TO SHAREHOLDERS
Retail Class	-	(9,537,381)
Total distributions to shareholders	-	(9,537,381)

CAPITAL SHARE TRANSACTIONS
Sale of shares - Retail Class	19,021,430	11,718,650
Reinvestment of distributions - Retail Class	-	9,236,922
Redemption of shares - Retail Class*	(12,480,090)	(22,039,451)

Net increase/(decrease) from capital share transactions	6,541,340	(1,083,879)

Total increase/(decrease) in net assets	57,513,196	(14,175,293)

NET ASSETS - END OF YEAR/PERIOD	$229,849,402	$172,336,206

SHARE ACTIVITY
Retail Class:
Sold	232,626	157,867
Issued on reinvestment of distributions	-	123,011
Redeemed	(180,220)	(323,687)
Net increase/(decrease)	52,406	(42,809)

*	Net of redemption fees of $1,860 and $16,454 respectively.

See accompanying notes to financial statements.

HODGES MUTUAL FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Small Cap Growth Fund
	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025
NET ASSETS - BEGINNING OF YEAR/PERIOD	$152,104,846	$187,943,561

OPERATIONS
Net investment loss	(217,857)	(255,998)
Net realized gain from investments	8,123,685	20,368,592
Net change in unrealized appreciation/(depreciation) on investments	18,650,038	(27,152,463)
Net increase/(decrease) in net assets resulting from operations	26,555,866	(7,039,869)

DISTRIBUTIONS TO SHAREHOLDERS
Retail Class	-	(18,493,724)
Institutional Class	-	(5,207,238)
Total distributions to shareholders	-	(23,700,962)

CAPITAL SHARE TRANSACTIONS
Sale of shares - Class A#	25	-
Sale of shares - Retail Class	1,314,011	4,140,224
Sale of shares - Institutional Class	1,230,726	3,678,479
Reinvestment of distributions - Retail Class	-	18,208,299
Reinvestment of distributions - Institutional Class	-	5,088,472
Redemption of shares - Retail Class*	(12,020,550)	(26,940,768)
Redemption of shares - Institutional Class^	(3,662,933)	(9,272,590)

Net decrease from capital share transactions	(13,138,721)	(5,097,884)

Total increase/(decrease) in net assets	13,417,145	(35,838,715)

NET ASSETS - END OF YEAR/PERIOD	$165,521,991	$152,104,846

#	The Small Cap Growth Fund Class A shares commenced investment operations on July 29, 2025.
*	Net of redemption fees of $126 and $201, respectively.
^	Net of redemption fees of $38 and $59, respectively.

See accompanying notes to financial statements.

HODGES MUTUAL FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Small Cap Growth Fund
	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025
SHARE ACTIVITY
Class A#:
Sold	1
Net increase	1

Retail Class:
Sold	68,011	186,618
Issued on reinvestment of distributions	-	816,882
Redeemed	(610,762)	(1,232,345)
Net decrease	(542,751)	(228,845)

Institutional Class:
Sold	58,139	158,626
Issued on reinvestment of distributions	-	209,920
Redeemed	(167,483)	(394,524)
Net decrease	(109,344)	(25,978)

#	The Small Cap Growth Fund Class A shares commenced investment operations on July 29, 2025.

See accompanying notes to financial statements.

HODGES MUTUAL FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Small Intrinsic Value Fund
	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025
NET ASSETS - BEGINNING OF YEAR/PERIOD	$54,280,800	$63,088,775

OPERATIONS
Net investment income/(loss)	(19,280)	71,969
Net realized gain from investments	891,042	585,267
Net change in unrealized appreciation/(depreciation) on investments	5,981,296	(10,393,178)
Net increase/(decrease) in net assets resulting from operations	6,853,058	(9,735,942)

DISTRIBUTIONS TO SHAREHOLDERS
Retail Class	-	(1,859,564)
Institutional Class	-	(26,623)
Total distributions to shareholders	-	(1,886,187)

CAPITAL SHARE TRANSACTIONS
Sale of shares - Retail Shares	5,148,984	11,904,422
Sale of shares - Institutional Shares#	342,764	970,020
Reinvestment of distributions - Retail Class	-	1,849,069
Reinvestment of distributions - Institutional Class#	-	26,623
Redemption of shares - Retail Class*	(11,018,341)	(11,935,874)
Redemption of shares - Institutional Class^#	(14,684)	(106)

Net increase/(decrease) from capital share transactions	(5,541,277)	2,814,154

Total increase/(decrease) in net assets	1,311,781	(8,807,975)

NET ASSETS - END OF YEAR/PERIOD	$55,592,581	$54,280,800

*	Net of redemption fees of $840 and $2,944, respectively.
^	Net of redemption fees of $17 and $0, respectively.
#	The Small Intrinsic Value Fund Institutional Class commenced investment operations on July 30, 2024.

See accompanying notes to financial statements.

HODGES MUTUAL FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Small Intrinsic Value Fund
	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025
SHARE ACTIVITY
Retail Class:
Sold	310,721	628,774
Issued on reinvestment of distributions	-	91,357
Redeemed	(665,801)	(623,303)
Net increase/(decrease)	(355,080)	96,828

Institutional Class#:
Sold	19,493	48,915
Issued on reinvestment of distributions	-	1,317
Redeemed	(801)	(5)
Net increase	18,692	50,227

#	The Small Intrinsic Value Fund Institutional Class commenced investment operations on July 30, 2024.

See accompanying notes to financial statements.

HODGES MUTUAL FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Blue Chip Equity Income Fund
	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025
NET ASSETS - BEGINNING OF YEAR/PERIOD	$43,349,247	$41,341,369

OPERATIONS
Net investment income	31,706	191,058
Net realized gain from investments	993,370	6,147,798
Net change in unrealized appreciation/(depreciation) on investments	9,328,524	(1,504,346)
Net increase in net assets resulting from operations	10,353,600	4,834,510

DISTRIBUTIONS TO SHAREHOLDERS
Retail Class	(39,567)	(5,248,077)
Total distributions to shareholders	(39,567)	(5,248,077)

CAPITAL SHARE TRANSACTIONS
Sale of shares - Retail Shares	7,137,502	7,434,320
Reinvestment of distributions - Retail Class	38,392	5,018,631
Redemption of shares - Retail Class*	(3,425,172)	(10,031,506)

Net increase from capital share transactions	3,750,722	2,421,445

Total increase in net assets	14,064,755	2,007,878

NET ASSETS - END OF YEAR/PERIOD	$57,414,002	$43,349,247

SHARE ACTIVITY
Retail Class:
Sold	277,542	302,706
Issued on reinvestment of distributions	1,488	206,829
Redeemed	(138,264)	(425,237)
Net increase	140,766	84,298

*	Net of redemption fees of $1,036 and $223, respectively.

See accompanying notes to financial statements.

HODGES MUTUAL FUNDS

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Oustanding Throughout Each Year/Period.

	Hodges Fund - Retail Shares
	For the Six Months Ended September 30, 2025	For the years ended March 31,
	(Unaudited)	2025	2024	2023	2022	2021
Net Asset Value - Beginning of Year/Period	$63.89	$68.06	$51.37	$58.91	$57.39	$20.36
Investment operations:
Net investment loss[1]	(0.19)	(0.25)	(0.36)	(0.14)	(0.46)	(0.31)
Net realized and unrealized gain/(loss) on investments	19.88	(0.29)	17.49	(7.17)	1.98	37.34
Total from investment operations	19.69	(0.54)	17.13	(7.31)	1.52	37.03

Distributions to shareholders:
From net realized gain on investments	-	(3.64)	(0.44)	(0.23)	-	-
Total distributions to shareholders	-	(3.64)	(0.44)	(0.23)	-	-

Paid in capital from redemption fees	0.00 [2]	0.01	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]

Net Asset Value - End of Year/Period	$83.58	$63.89	$68.06	$51.37	$58.91	$57.39

Total return	30.82%[5]	(1.58)%	33.50%[3]	(12.44)%	2.70%	181.74%

Ratios/Supplemental Data:
Ratios of expenses to average net assets:
Before fees waived and expenses absorbed	1.43%[6]	1.23%	1.32%	1.37%	1.35%	1.40%
After fees waived and expenses absorbed[4]	1.18%[6]	1.18%	1.18%	1.18%	1.17%	1.16%
Ratios of net investment loss to average net assets:
Before fees waived and expenses absorbed	(0.75)%[6]	(0.41)%	(0.78)%	(0.48)%	(0.93)%	(1.03)%
After fees waived and expenses absorbed[4]	(0.50)%[6]	(0.37)%	(0.64)%	(0.29)%	(0.76)%	(0.79)%
Portfolio turnover rate	39%[5]	94%	103%	74%	96%	220%
Net Assets at end of year/period (millions)	$229.8	$172.3	$186.5	$150.9	$186.4	$210.7

1	Calculated using the average shares method.
2	Represents less than $0.005.
3	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently, the net asset value for financial statement reporting purposes and the returns based upon those net assets may differ from the net asset values and returns for shareholder processing.
4	Effective September 1, 2020, the Advisor contractually agreed to limit the Retail Class shares’ annual ratio of expenses to 1.15% of the Retail Class’ daily net assets. Effective September 1, 2021, the annual ratio of expenses returned to 1.18% of the Retail Class’ daily net assets. See Note 3.
5	Not annualized.
6	Annualized.

See accompanying notes to financial statements.

HODGES MUTUAL FUNDS

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Oustanding Throughout the Period.

Small Cap Growth Fund - Class A Shares
For the Period* Ended September 30, 2025 (Unaudited)
Net Asset Value - Beginning of Period	$20.15
Investment operations:
Net investment income[1]	0.04
Net realized and unrealized gain on investments	1.59
Total from investment operations	1.63

Net Asset Value - End of Period	$21.78

Total return[2]	8.09%

Ratios/Supplemental Data:
Ratios of expenses to average net assets:
Before fees waived and expenses absorbed[3]	1.55%
After fees waived and expenses absorbed[3]	1.34%
Ratios of net investment loss to average net assets:
Before fees waived and expenses absorbed[3]	(0.54)%
After fees waived and expenses absorbed[3]	(0.34)%
Portfolio turnover rate[2]	25%
Net Assets at end of period	$27

*	The Small Cap Growth Fund Class A shares commenced investment operations on July 29, 2025.
1	Calculated using the average shares method.
2	Not annualized.
3	Annualized.

See accompanying notes to financial statements.

HODGES MUTUAL FUNDS

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Oustanding Throughout Each Year/Period.

	Small Cap Growth Fund - Retail Shares
	For the Six Months Ended September 30, 2025	For the years ended March 31,
	(Unaudited)	2025	2024	2023	2022	2021
Net Asset Value - Beginning of Year/Period	$18.41	$22.13	$19.15	$21.35	$25.28	$10.10
Investment operations:
Net investment loss[1]	(0.03)	(0.04)	(0.11)	(0.01)	(0.15)	(0.13)
Net realized and unrealized gain/(loss) on investments	3.39	(0.54)	4.09	(1.01)	0.56	15.31
Total from investment operations	3.36	(0.58)	3.98	(1.02)	0.41	15.18

Distributions to shareholders:
From net realized gain on investments	-	(3.14)	(1.00)	(1.18)	(4.34)	-
Total distributions to shareholders	-	(3.14)	(1.00)	(1.18)	(4.34)	-

Paid in capital from redemption fees[2]	0.00	0.00	0.00	0.00	0.00	0.00

Net Asset Value - End of Year/Period	$21.77	$18.41	$22.13	$19.15	$21.35	$25.28

Total return	18.25%[3,5]	(5.08)%	21.80%	(4.68)%	1.12%	150.30%

Ratios/Supplemental Data:
Ratios of expenses to average net assets:
Before fees waived and expenses absorbed	1.55%[6]	1.29%	1.36%	1.40%	1.38%	1.40%
After fees waived and expenses absorbed[4]	1.34%[6]	1.29%	1.36%	1.40%	1.36%	1.35%
Ratios of net investment loss to average net assets:
Before fees waived and expenses absorbed	(0.54)%[6]	(0.20)%	(0.54)%	(0.04)%	(0.62)%	(0.83)%
After fees waived and expenses absorbed[4]	(0.34)%[6]	(0.20)%	(0.54)%	(0.04)%	(0.60)%	(0.78)%
Portfolio turnover rate	25%[5]	60%	62%	69%	67%	124%
Net Assets at end of year/period (millions)	$126.9	$117.3	$146.0	$139.4	$161.1	$183.2

1	Calculated using the average shares method.
2	Represents less than $0.005.
3	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently, the net asset value for financial statement reporting purposes and the returns based upon those net assets may differ from the net asset values and returns for shareholder processing.
4	Effective September 1, 2020, the Advisor contractually agreed to limit the Retail Class shares’ annual ratio of expenses to 1.37% of the Retail Class’ daily net assets. Effective September 1, 2021, the annual ratio of expenses returned to 1.40% of the Retail Class’ daily net assets. See Note 3.
5	Not annualized.
6	Annualized.

See accompanying notes to financial statements.

HODGES MUTUAL FUNDS

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Oustanding Throughout Each Year/Period.

	Small Cap Growth Fund - Institutional Shares
	For the Six Months Ended September 30, 2025	For the years ended March 31,
	(Unaudited)	2025	2024	2023	2022	2021
Net Asset Value - Beginning of Year/Period	$20.03	$23.77	$20.45	$22.66	$26.51	$10.56
Investment operations:
Net investment income/(loss)[1]	(0.01)	0.01	(0.06)	0.05	(0.09)	(0.09)
Net realized and unrealized gain/(loss) on investments	3.70	(0.61)	4.38	(1.08)	0.58	16.04
Total from investment operations	3.69	(0.60)	4.32	(1.03)	0.49	15.95

Distributions to shareholders:
From net realized gain on investments	-	(3.14)	(1.00)	(1.18)	(4.34)	-
Total distributions to shareholders	-	(3.14)	(1.00)	(1.18)	(4.34)	-

Paid in capital from redemption fees[2]	0.00	0.00	0.00	0.00	0.00	0.00

Net Asset Value - End of Year/Period	$23.72	$20.03	$23.77	$20.45	$22.66	$26.51

Total return	18.42%[5]	(4.81)%[3]	22.08%[3]	(4.40)%	1.34%	151.14%

Ratios/Supplemental Data:
Ratios of expenses to average net assets:
Before fees waived and expenses absorbed	1.30%[6]	1.04%	1.11%	1.15%	1.12%	1.15%
After fees waived and expenses absorbed[4]	1.09%[6]	1.04%	1.11%	1.15%	1.11%	1.10%
Ratios of net investment income/(loss) to average net assets:
Before fees waived and expenses absorbed	(0.29)%[6]	0.05%	(0.29)%	0.22%	(0.36)%	(0.58)%
After fees waived and expenses absorbed[4]	(0.09)%[6]	0.05%	(0.29)%	0.22%	(0.35)%	(0.53)%
Portfolio turnover rate	25%[5]	60%	62%	69%	67%	124%
Net Assets at end of year/period (millions)	$38.7	$34.8	$42.0	$38.1	$46.8	$53.8

1	Calculated using the average shares method.
2	Represents less than $0.005.
3	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently, the net asset value for financial statement reporting purposes and the returns based upon those net assets may differ from the net asset values and returns for shareholder processing.
4	Effective September 1, 2020, the Advisor contractually agreed to limit the Retail Class shares’ annual ratio of expenses to 1.12% of the Retail Class’ daily net assets. Effective September 1, 2021, the annual ratio of expenses returned to 1.15% of the Retail Class’ daily net assets. See Note 3.
5	Not annualized.
6	Annualized.

See accompanying notes to financial statements.

HODGES MUTUAL FUNDS

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Oustanding Throughout Each Year/Period.

	Small Intrinsic Value Fund - Retail Shares
	For the Six Months Ended September 30, 2025	For the years ended March 31,
	(Unaudited)	2025	2024	2023	2022	2021
Net Asset Value - Beginning of Year/Period	$16.54	$20.13	$16.79	$18.37	$17.34	$6.84
Investment operations:
Net investment income/(loss)[1]	(0.01)	0.02	(0.04)	0.13	0.02	(0.06)
Net realized and unrealized gain/(loss) on investments	2.34	(3.01)	3.40	(1.24)	2.15	10.56
Total from investment operations	2.33	(2.99)	3.36	(1.11)	2.17	10.50

Distributions to shareholders:
From net investment income	-	(0.02)	(0.01)	(0.11)	(0.01)	-
From net realized gain on investments	-	(0.58)	(0.01)	(0.36)	(1.13)	-
Total distributions to shareholders	-	(0.60)	(0.02)	(0.47)	(1.14)	-

Paid in capital from redemption fees[2]	0.00	0.00	0.00	0.00	0.00	0.00

Net Asset Value - End of Year/Period	$18.87	$16.54	$20.13	$16.79	$18.37	$17.34

Total return	14.09%[3]	(15.41)%	19.97%	(5.92)%	12.56%	153.51%

Ratios/Supplemental Data:
Ratios of expenses to average net assets:
Before fees waived and expenses absorbed	1.77%[4]	1.46%	1.62%	1.78%	2.05%	2.48%
After fees waived and expenses absorbed	1.28%[4]	1.28%	1.29%	1.29%	1.29%	1.29%
Ratios of net investment income/(loss) to average net assets:
Before fees waived and expenses absorbed	(0.57)%[4]	(0.07)%	(0.54)%	0.24%	(0.67)%	(1.73)%
After fees waived and expenses absorbed	(0.08)%[4]	0.12%	(0.21)%	0.73%	0.09%	(0.54)%
Portfolio turnover rate	33%[3]	49%	44%	56%	62%	136%
Net Assets at end of year/period (millions)	$54.3	$53.5	$63.1	$38.4	$17.6	$16.2

1	Calculated using the average shares method.
2	Represents less than $0.005.
3	Not annualized.
4	Annualized.

See accompanying notes to financial statements.

HODGES MUTUAL FUNDS

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Oustanding Throughout each Period

	Small Intrinsic Value Fund - Institutional Shares
	For the Six Months Ended September 30, 2025 (Unaudited)	For the Period* Ended March 31, 2025
Net Asset Value - Beginning of Period	$16.53	$20.13
Investment operations:
Net investment income[1]	0.02	0.05
Net realized and unrealized gain/(loss) on investments	2.35	(3.00)
Total from investment operations	2.37	(2.95)

Distributions to shareholders:
From net investment income	-	(0.07)
From net realized gain on investments	-	(0.58)
Total distributions to shareholders	-	(0.65)

Paid in capital from redemption fees[2]	0.00	0.00

Net Asset Value - End of Period	$18.90	$16.53

Total return[3]	14.34%	(15.26)%

Ratios/Supplemental Data:
Ratios of expenses to average net assets:
Before fees waived and expenses absorbed[4]	1.51%	1.24%
After fees waived and expenses absorbed[4]	0.98%	0.98%
Ratios of net investment income/(loss) to average net assets:
Before fees waived and expenses absorbed[4]	(0.31)%	0.13%
After fees waived and expenses absorbed[4]	0.22%	0.40%
Portfolio turnover rate[3]	33%	49%
Net Assets at end of period (millions)	$1.3	$830 [5]

*	The Small Intrinsic Value Fund Institutional Class commenced investment operations on July 30, 2024.
1	Calculated using the average shares method.
2	Represents less than $0.005.
3	Not annualized.
4	Annualized.
5	Net Assets at end of period (000's omitted).

See accompanying notes to financial statements.

HODGES MUTUAL FUNDS

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Oustanding Throughout Each Year/Period.

	Blue Chip Equity Income Fund - Retail Shares
	For the Six Months Ended September 30, 2025	For the years ended March 31,
	(Unaudited)	2025	2024	2023	2022	2021
Net Asset Value - Beginning of Year/Period	$22.81	$22.76	$18.01	$20.66	$19.50	$13.11
Investment operations:
Net investment income[1]	0.02	0.11	0.14	0.15	0.12	0.13
Net realized and unrealized gain/(loss) on investments	5.32	3.25	4.75	(1.28)	3.32	7.22
Total from investment operations	5.34	3.36	4.89	(1.13)	3.44	7.35

Distributions to shareholders:
From net investment income	(0.02)	(0.13)	(0.14)	(0.15)	(0.12)	(0.12)
From net realized gain on investments	-	(3.18)	-	(1.37)	(2.16)	(0.84)
Total distributions to shareholders	(0.02)	(3.31)	(0.14)	(1.52)	(2.28)	(0.96)

Paid in capital from redemption fees[2]	0.00	0.00	0.00	0.00	0.00	0.00

Net Asset Value - End of Year/Period	$28.13	$22.81	$22.76	$18.01	$20.66	$19.50

Total return	23.42%[4]	13.95%[3]	27.26%[3]	(4.96)%	17.59%	56.53%

Ratios/Supplemental Data:
Ratios of expenses to average net assets:
Before fees waived and expenses absorbed	1.34%[5]	1.33%	1.42%	1.54%	1.49%	1.64%
After fees waived and expenses absorbed	1.30%[5]	1.31%	1.30%	1.30%	1.30%	1.30%
Ratios of net investment income to average net assets:
Before fees waived and expenses absorbed	0.08%[5]	0.45%	0.61%	0.58%	0.39%	0.37%
After fees waived and expenses absorbed	0.13%[5]	0.47%	0.73%	0.82%	0.58%	0.71%
Portfolio turnover rate	21%[4]	84%	48%	53%	79%	67%
Net Assets at end of year/period (millions)	$57.4	$43.3	$41.3	$27.9	$30.1	$26.1

1	Calculated using the average shares method.
2	Represents less than $0.005.
3	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently, the net asset value for financial statement reporting purposes and the returns based upon those net assets may differ from the net asset values and returns for shareholder processing.
4	Not annualized.
5	Annualized.

See accompanying notes to financial statements.

Hodges Mutual Funds

Notes to Financial Statements (Unaudited)

September 30, 2025

1.	ORGANIZATION

Effective September 25, 2023, the Hodges Fund, Small Cap Growth Fund (formerly Small Cap Fund), Small Intrinsic Value Fund, and Blue Chip Equity Income Fund (each a “Fund” and collectively the “Funds”) are each a diversified series of shares of beneficial interest of Northern Lights Fund Trust II (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as open-end management investment companies. Prior to September 25, 2023, each Fund was a series of Professionally Managed Portfolios (the “Predecessor Funds”). The Hodges Fund commenced operations on October 9, 1992. The Hodges Fund currently offers a Retail Class of shares only. The Small Cap Growth Fund commenced operations on December 18, 2007. The Small Cap Growth Fund currently offers three classes of shares: Class A, Retail Class and Institutional Class. The Retail Class commenced operations on December 18, 2007, the Institutional Class commenced operations on December 12, 2008, and Class A commenced operations on July 29, 2025. The Small Intrinsic Value Fund commenced operations on December 26, 2013. The Small Intrinsic Value Fund currently offers two classes of shares: Retail Class and Institutional Class. The Retail Class commenced operations on December 26, 2013 and the Institutional Class commenced operations on July 30, 2024. The Blue Chip Equity Income Fund commenced operations on September 10, 2009 and offers a Retail Class of shares only.

Each class of shares has equal rights as to earnings and assets except that each class bears its own distribution expenses. Each class of shares has exclusive voting rights with respect to matters that affect just that class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The investment objective of the Hodges Fund, Small Cap Growth Fund, and Small Intrinsic Value Fund is long-term capital appreciation. The investment objective of the Blue Chip Equity Income Fund is to seek income and long-term capital appreciation.

The Predecessor Funds were reorganized on September 25, 2023, from a series of Professionally Managed Portfolios, a Delaware statutory trust, to a series of Northern Lights Fund Trust II (the “Survivor Funds”), also a Delaware statutory trust. As a series of Northern Lights Fund Trust II, the Funds are a continuation of the identically-named predecessor fund managed by Hodges Capital Management, Inc. (the “Advisor”) that was a series of Professionally Managed Portfolios. The Funds and the Predecessor Funds have the same investment objective, principal investment strategies and portfolio manager. On the date of the reorganization, shareholders who owned shares of the predecessor funds received shares and net assets of the corresponding survivor fund as follows.

	Share Class	Net Assets	Shares Received
Hodges Fund	Retail	$153,222,030	2,866,298
Small Cap Growth Fund	Retail	129,886,052	6,819,707
Small Cap Growth Fund	Institutional	35,890,447	1,762,300
Small Intrinsic Value Fund	Retail	41,442,184	2,454,959
Blue Chip Equity Income Fund	Retail	36,725,694	1,937,822

For financial reporting purposes, assets received, and shares issued by the Funds were recorded at fair value; however, the cost basis of the investments received from the Predecessor Funds was carried forward to align ongoing reporting of each Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The Funds have succeeded to the accounting and performance history of the Predecessor Funds. For financial reporting purposes, the Predecessor Funds’ financial and performance history prior to the reorganization is carried forward and reflected in the Funds’ financial statements and financial highlights. Fees and expenses associated with the reorganization were borne by Hodges Capital Management, Inc. and are not subject to recoupment.

Hodges Mutual Funds

Notes to Financial Statements (Unaudited)(Continued)

September 30, 2025

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update “ASU” 2013-08.

Operating Segments - The Funds have adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio manager and Chief Financial Officer of the Funds. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities are valued using the “fair value” procedures approved by the Board. The Board has designated the adviser as its valuation designee (the “Valuation Designee”) to execute these procedures. The Board may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that affects the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances

Hodges Mutual Funds

Notes to Financial Statements (Unaudited)(Continued)

September 30, 2025

of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Each Fund utilizes various methods to measure fair value of all of its investments on a recurring basis. GAAP establishes the hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that each Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2025 for each Fund’s assets measured at fair value:

Hodges Fund
Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$212,994,927	$-	$-	$212,994,927
Exchange-Traded Funds	$1,942,950	-	-	1,942,950
Options	-	12,883,575	-	12,883,575
Short-Term Investment	1,769,976	-	-	1,769,976
Total	$216,707,853	$12,883,575	$-	$229,591,428

Small Cap Growth Fund
Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$165,088,850	$-	$-	$165,088,850
Short-Term Investment	478,300	-	-	478,300
Total	$165,567,150	$-	$-	$165,567,150

Hodges Mutual Funds

Notes to Financial Statements (Unaudited)(Continued)

September 30, 2025

Small Intrinsic Value Fund
Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$54,986,925	$-	$-	$54,986,925
Short-Term Investment	683,940	-	-	683,940
Total	$55,670,865	$-	$-	$55,670,865

Blue Chip Equity Income Fund
Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$56,654,305	$-	$-	$56,654,305
Short-Term Investment	707,869	-	-	707,869
Total	$57,362,174	$-	$-	$57,362,174

*	See each Fund’s Schedule of Investments for classification.

The were no transfers into or out of Level 2 or Level 3 during the period.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Each Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually for the Hodges Fund, Small Cap Growth Fund and Small Intrinsic Value Fund. Dividends from net investment income, if any, are declared and paid quarterly for the Blue Chip Equity Income Fund. Distributable net realized capital gains, if any, are declared and distributed annually in December. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – Each Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed each Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for March 31, 2022 – March 31, 2024, or expected to be taken in the Funds’ March 31, 2025 tax returns. Each Fund has identified its major tax jurisdictions as U.S. Federal, Ohio, and foreign jurisdictions where the Funds make significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

Hodges Mutual Funds

Notes to Financial Statements (Unaudited)(Continued)

September 30, 2025

Foreign Currency Translations – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade.

Option Transactions – When a Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, a Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

The following is a summary of the effect of derivative instruments on the Hodges Fund’s Statement of Assets and Liabilities as of September 30, 2025.

Hodges Fund
	Asset Derivatives as of September 30, 2025		Liability Derivatives as of September 30, 2025
Derivative Instruments	Balance Sheet Location	Value	Balance Sheet Location	Value
Equity Contracts:
Call Options Purchased	Investments in securities, at value	$12,883,575	None	$-
Total		$12,883,575		$-

Hodges Mutual Funds

Notes to Financial Statements (Unaudited)(Continued)

September 30, 2025

The following is a summary of the effect of derivative instruments on the Hodges Fund’s Statement of Operations for the six months ended September 30, 2025.

Hodges Fund
Derivative Instruments	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain/(Loss) on Derivatives Recognized in Income	Change in Unrealized Depreciation on Derivatives Recognized in Income
Equity Contracts:
Call Options Purchased	Net Realized and Unrealized Gain/(Loss) on Investments	$7,238,224	$442,687
Call Options Written	Net Realized and Unrealized Gain/(Loss) on Investments	$(558,628)	$-

The notional value and contracts of the derivative instruments outstanding as of September 30, 2025 as disclosed in the Schedule of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statement of Operations serve as indicators of the volume of derivative activity for the Hodges Fund.

3.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The Advisor provides the Funds with investment management services under an Investment Advisory Agreement (the “Advisory Agreement”). Under the Advisory Agreement, the Advisor furnishes all investment advice, office space, certain administrative services, and provides most of the personnel needed by the Funds. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.85% for the Hodges Fund, Small Cap Growth Fund, Small Intrinsic Value Fund, and 0.65% for the Blue Chip Equity Income Fund, based upon the average daily net assets of each Fund. Effective as of September 1, 2020, the Advisor contractually agreed to lower its management fee in the Hodges Fund and Small Cap Growth Fund from 0.85% to 0.82% until August 31, 2022 (the “Management Fee Waiver”). The Advisor has waived its right to receive reimbursement of the portion of its advisory fees waived pursuant to the advisory fee waiver agreement. Effective September 1, 2022, the Management Fee Waiver was terminated. For the six months ended September 30, 2025, the advisory fees incurred by the Funds are disclosed in the Statements of Operations. The investment advisory fees incurred are paid monthly to the Advisor, net of any monthly waiver or reimbursement discussed below.

Hodges Mutual Funds

Notes to Financial Statements (Unaudited)(Continued)

September 30, 2025

The Funds are responsible for their own operating expenses. The Advisor has contractually agreed, at least until July 31, 2026, to reduce its fees and pay Fund expenses (excluding taxes, interest expenses, interest on short positions, portfolio transaction expenses, Acquired Fund Fees and Expenses, extraordinary expenses, Rule 12b-1 fees, shareholder servicing fees and any other class specific expenses) so that the ratio of expenses to average net assets will not exceed:

	Class A Shares	Retail Shares	Institutional Shares
Hodges Fund	N/A	0.93%[1]	N/A
Small Cap Growth Fund	0.99%	0.99%[1,2]	0.99%[1,2]
Small Intrinsic Value Fund	N/A	1.01%[3]	0.98%
Blue Chip Equity Income Fund	N/A	1.05%	N/A

[1]	Prior to the termination of the Management Fee Waiver, these amounts were 0.90% and 1.12% for the Hodges Fund and Small Cap Growth Fund, respectively.
[2]	Effective July 29, 2025, the Management Fee Waiver is 0.99% for Institutional Shares and Retail Shares, respectively. Prior to July 29, 2025, the Management Fee Waiver was 1.15% for Institutional Shares and Retail Shares.
[3]	Effective July 29, 2025, the Management Fee Waiver is 1.01% for Retail Shares. Prior to July 29, 2025, the Management Fee Waiver was 1.03% for Retail Shares.

Any fees waived and/or any Fund expenses absorbed (excluding any fees waived under the Management Fee Waiver) by the Advisor pursuant to an agreed upon expense cap shall be reimbursed by the respective Fund to the Advisor, if so requested by the Advisor, any time before the end of the third year following the period to which the fee waiver and/or expense absorption relates, provided the aggregate amount of the respective Fund’s current operating expenses for such period does not exceed the lesser expense cap in place at the time of waiver or at the time of reimbursement. Each Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursements of fees and/or expenses. Any such reimbursement is also contingent upon Board’s review and approval. For the six months ended September 30, 2025, the amount of fees waived and expenses reimbursed by the Advisor are disclosed in the Statements of Operations. Amounts due from the Advisor are paid monthly to the Funds, if applicable.

The Advisor may recapture portions of the above amounts no later than the dates stated below:

	March 31, 2026	March 31, 2027	March 31, 2028
Hodges Fund	$285,080	$228,346	$88,341
Small Cap Growth Fund	-	-	-
Small Intrinsic Value Fund	120,325	151,086	110,843
Blue Chip Equity Income Fund	65,638	41,331	8,288

As of March 31, 2025, $378,323, $128,404, and $54,986 in waived advisory fees expired unrecouped for Hodges Fund, Small Intrinsic Value Fund, and Blue Chip Equity Income Fund, respectively.

For the six months ended September 30, 2025, First Dallas Securities, an affiliate of the Advisor, received $57,009, $4,088, $2,551, and $825 in brokerage commissions with respect to the Hodges Fund, Small Cap Growth Fund, Small Intrinsic Value Fund, and Blue Chip Equity Income Fund for portfolio transactions, respectively.

Effective September 25, 2023, Northern Lights Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. Prior to September 25, 2023, Quasar Distributors, LLC was the Funds’ distributor. The Board has adopted the Trust’s Master Distribution and Shareholder Servicing Plans for Retail Class shares (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act to pay for ongoing distribution-related activities or shareholder services. Under the Plan, each Fund is permitted to pay a fee at an annual rate of 0.25% of the average daily net assets of Retail Class shares. Fees paid by the Funds to the Distributor for services for the six months ended September 30, 2025, are disclosed in the Statements of Operations.

Hodges Mutual Funds

Notes to Financial Statements (Unaudited)(Continued)

September 30, 2025

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration, fund accounting, and transfer agency services to the Funds. Certain officers of the Trust are also officers of UFS and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

4.	INVESTMENT TRANSACTIONS

For the six months ended September 30, 2025, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to:

	Purchases	Sales
Hodges Fund	$81,137,600	$69,518,691
Small Cap Growth Fund	39,405,815	52,787,698
Small Intrinsic Value Fund	17,270,515	22,057,415
Blue Chip Equity Income Fund	13,257,673	10,185,245

There were no purchases or sales of U.S. Government obligations for any of the Funds for the six months ended September 30, 2025.

5.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the years ended March 31, 2025 and March 31, 2024 was as follows:

For fiscal year ended 3/31/2025	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
Hodges Fund	$44,031	$9,493,350	$-	$9,537,381
Small Cap Growth Fund	2,165,670	21,535,292	-	23,700,962
Small Intrinsic Value Fund	340,830	1,545,357	-	1,886,187
Blue Chip Equity Income Fund	952,825	4,295,252	-	5,248,077

For fiscal year ended 3/31/2024	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
Hodges Fund	$-	$1,229,355	$-	$1,229,355
Small Cap Growth Fund	-	8,339,289	-	8,339,289
Small Intrinsic Value Fund	-	26,803	-	26,803
Blue Chip Equity Income Fund	257,271	-	-	257,271

Hodges Mutual Funds

Notes to Financial Statements (Unaudited)(Continued)

September 30, 2025

As of March 31, 2025, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Post October Loss and Late Year Loss	Capital Loss Carry Forwards	Other Book/Tax Differences	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/ (Deficits)
Hodges Fund	$3,973,253	$12,357,557	$-	$-	$(89,106)	$45,700,458	$61,942,162
Small Cap Growth Fund	2,682,220	6,173,445	-	-	-	45,068,395	53,924,060
Small Intrinsic Value Fund	-	-	(459,668)	-	-	1,939,080	1,479,412
Blue Chip Equity Income Fund	348,311	796,940	-	-	-	14,881,801	16,027,052

The difference between book basis and tax basis undistributed net investment income (losses), accumulated net realized gains (losses), and unrealized appreciation (depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales and C-Corporation return of capital distributions. In addition, the amount listed under other book/tax differences is primarily attributable to the tax deferral of losses on straddles.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Small Intrinsic Value Fund incurred and elected to defer such late year losses of $623.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Small Intrinsic Value Fund incurred and elected to defer such capital losses of $459,045.

During the fiscal year ended March 31, 2025, the Funds utilized tax equalization which is the use of earnings and profits distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Permanent book and tax differences, primarily attributable to the book/tax treatment of distributions in excess, and the use of tax equalization credits resulted in reclassifications for the tax year ended March 31, 2025, as follows:

	Paid In Capital	Accumulated Earnings (Losses)
Hodges Fund	$1,142,704	$(1,142,704)
Small Cap Growth Fund	2,662,405	(2,662,405)
Small Intrinsic Value Fund	(29,282)	29,282
Blue Chip Equity Income Fund	279,756	(279,756)

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at September 30, 2025, were as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Hodges Fund	$144,016,297	$88,652,211	$(3,077,080)	$85,575,131
Small Cap Growth Fund	101,848,717	64,560,258	(841,825)	63,718,433
Small Intrinsic Value Fund	47,750,489	10,215,973	(2,295,597)	7,920,376
Blue Chip Equity Income Fund	33,151,849	24,232,273	(21,948)	24,210,325

Hodges Mutual Funds

Notes to Financial Statements (Unaudited)(Continued)

September 30, 2025

7.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of June 30, 2025, beneficial ownership in excess of 25% for the Funds is as follows:

	Beneficial Owner	% of Outstanding Shares
Hodges Fund	Wells Fargo	34.2%
Small Cap Growth Fund	Charles Schwab & Co.	38.1%
	National Financial Services	35.8%
Small Intrinsic Value Fund	Charles Schwab & Co.	78.1%
Blue Chip Equity Income Fund	Wells Fargo	51.3%

8.	NEW ACCOUNTING PRONOUNCEMENTS

In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management is evaluating the impacts of these changes on the Fund’s financial statements.

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Hodges Mutual Funds

ADDITIONAL INFORMATION (Unaudited)

September 30, 2025

Changes in and Disagreements with Accountants

Not applicable

Proxy Disclosures

Not applicable

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement (Unaudited)

FACTORS CONSIDERED BY THE TRUSTEES IN RENEWAL OF HODGES CAPITAL MANAGEMENT, INC INVESTMENT ADVISORY AGREEMENT

At a Meeting (the “Meeting”) of the Board of Trustees (the “Board”) of Northern Lights Fund Trust II (the “Trust”) held on April 29, 2025, the Board, including the disinterested Trustees (the “Independent Trustees”), considered the renewal of the Investment Advisory Agreement (the “Hodges Investment Advisory Agreement”) between Hodges Capital Management, Inc. (“Hodges”) and the Trust, on behalf of the Hodges Fund, Hodges Blue Chip Equity Income Fund, Hodges Small Cap Fund and Hodges Small Intrinsic Value Fund (each a “Fund” and collectively the “Funds”).

Based on their evaluation of the information provided by Hodges, in conjunction with each Fund’s other service providers, the Board, by a unanimous vote (including a separate vote of the Independent Trustees), approved the Hodges Investment Advisory Agreement with respect to each Fund.

In advance of the Meeting, the Board requested and received materials to assist them in considering the Hodges Investment Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including the Hodges Investment Advisory Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the continuation of the Hodges Investment Advisory Agreement and comparative information relating to the advisory fee and other expenses of the Fund. The materials also included due diligence materials relating to Hodges (including due diligence questionnaires completed by Hodges, select financial information of Hodges, bibliographic information regarding Hodges’ key management and investment advisory personnel, and comparative fee information relating to each Fund) and other pertinent information. At the Meeting, the Independent Trustees were advised by counsel that is experienced in Investment Company Act of 1940 matters and that is independent of fund management and met with such counsel separately from fund management.

The Board then reviewed and discussed the written materials that were provided in advance of the Meeting and deliberated on the renewal of the Hodges Investment Advisory Agreement. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Hodges Investment Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Hodges Investment Advisory Agreement. In considering the renewal of the Hodges Investment Advisory Agreement, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

Nature, Extent and Quality of Services. The Board reviewed materials provided by Hodges related to the proposed renewal of the Hodges Advisory Agreement with respect to each of the Funds, including its Form ADV and related schedules, a description of the manner in which investment decisions were made and executed, a review of the personnel performing services for each of the Funds, including the individuals that primarily monitor and execute the investment process. The Board discussed the extent of the research capabilities, the quality of Hodges’ compliance infrastructure and the experience of its investment advisory personnel. The Board noted that Hodges was an experienced investment adviser with seasoned senior management and that the performance of each of the Funds supported the quality and experience of the staff. Additionally, the Board received satisfactory responses from the representatives of Hodges with respect to a series of important questions, including: whether Hodges was involved in any lawsuits or pending regulatory actions; whether the advisory services provided to its other accounts would conflict with the advisory services provided to each of the Funds; whether there were procedures in

Hodges Mutual Funds

ADDITIONAL INFORMATION (Unaudited)(Continued)

September 30, 2025

place to adequately allocate trades among its respective clients; and whether Hodges’ Chief Compliance Officer (“CCO”) had processes in place to review the portfolio managers’ performance of their duties to ensure compliance under Hodges’ compliance program. The Board reviewed the information provided on the practices for monitoring compliance with each of the Funds’ investment limitations and discussed Hodges’s compliance program with the CCO of the Trust. The Board noted that the CCO of the Trust continued to represent, based on his review, that Hodge’s policies and procedures were reasonably designed to prevent violations of applicable federal securities laws. The Board also noted Hodges’ representation that the prospectus and statement of additional information accurately describe the investment strategies of each of the Funds. The Board then reviewed the capitalization of Hodges based on financial information provided by and representations made by Hodges and its representatives and concluded that Hodges was sufficiently well-capitalized in order to meet its obligations to each of the Funds. The Board concluded that Hodges had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Hodges Advisory Agreement and that the nature, overall quality and extent of the advisory services to be provided by Hodges to each of the Funds were satisfactory.

Performance. The Board discussed the report prepared by Broadridge and reviewed the performance as compared to its peer group, Morningstar category and benchmark for the one-year, three-year, five-year, ten-year and since inception periods ended March 31, 2025, for each of the Funds, as applicable.

With respect to the Hodges Blue Chip Equity Income Fund, the Board noted that it outperformed its peer group median, Morningstar category median and benchmark, the Russell 1000 TR USD Index, for the one-year, three-year and five-year periods, and outperformed its Morningstar category median and peer group median but underperformed its benchmark for the ten year period.

The Board reviewed the performance of the Hodges Fund noting that it underperformed its peer group median, Morningstar category median and benchmark, the S&P 500 TR USD Index, for the one-year period, outperformed the peer group median and Morningstar category median but underperformed its benchmark for the three-year and ten-year periods, and outperformed the peer group median, Morningstar category median and benchmark for the five-year period.

The Board then reviewed the performance of Hodges Small Cap Fund noting that it underperformed its peer group median, Morningstar category median and benchmark, the S&P 500 TR USD Index, for the one-year period, outperformed the peer group median and Morningstar category median but underperformed its benchmark for the three-year period, outperformed the peer group median, Morningstar category median and benchmark for the five-year period, and outperformed its peer group median but underperformed its Morningstar category and benchmark for the 10-year period.

The Board next reviewed the performance of Hodges Small Intrinsic Value Fund noting that it underperformed its peer group median, Morningstar category median and benchmark, the S&P 500 TR USD Index, for the one, three and ten-year periods, but outperformed the peer group median, Morningstar category median and benchmark for the five-year period.

After further discussion, the Board concluded that the performance of each of the Funds was acceptable.

Fees and Expenses. As to the costs of the services provided by Hodges, the Board reviewed and discussed each of the Funds’ advisory fee and total operating expenses as compared to its peer group and its Morningstar category as presented in the Broadridge Report. The Board noted that the advisory fee for Hodges Blue Chip Equity Income Fund and Hodges Small Intrinsic Value Fund each were at the peer group median but above the Morningstar category median; and for the Hodges Fund and Hodges Small Cap Fund, the advisory fee was above the peer group median and Morningstar category median but neither was the highest in either its peer group or Morningstar category.

The Board then reviewed the contractual arrangements for each of the Funds, which stated that Hodges had agreed to waive or limit its advisory fee and/or reimburse expenses at least until July 31, 2026, in order to limit net annual operating expenses, exclusive of certain fees, so as not to exceed: 0.93% of the Hodges Fund’s average annual net assets for class of shares; 1.05% of Hodges Blue Chip Equity Income Fund’s average annual net assets for Retail shares; 0.99% of Hodges Small Cap Fund’s average annual net assets for class of shares, and 1.01% and 0.98% of Hodges Small Intrinsic Value Fund’s average annual net assets for Retail Class shares and Institutional Class shares, respectively; in each case not inclusive of 12b-1 fees or shareholder servicing fees, among other excluded expenses. The Board found such arrangements

Hodges Mutual Funds

ADDITIONAL INFORMATION (Unaudited)(Continued)

September 30, 2025

to be beneficial to shareholders. The Board concluded that based on Hodges’ experience, expertise and services to be provided to the Funds, the advisory fee charged by Hodges for each Fund, was not unreasonable.

Profitability. The Board also considered the level of profits that have accrued and could be expected to accrue to Hodges with respect to each of the Funds based on profitability reports and profitability analyses provided by Hodges with respect to each Fund. The Board also reviewed the selected financial information of Hodges provided by Hodges. After review and discussion, the Board concluded that the anticipated profit from Hodges’ relationship with each of the Funds was not excessive.

Economies of Scale. As to the extent to which each of the Funds would realize economies of scale as it grew, and whether the fee levels reflect these economies of scale for the benefit of investors, the Board discussed the current size of each of the Funds, and considered Hodges’ expectations for growth, and concluded that additional material economies of scale would likely not be achieved in the near term.

Conclusion. The Board relied upon the advice of counsel, and its own business judgment in determining the material factors to be considered in evaluating the Hodges Advisory Agreement and the weight to be given to each such factor. Accordingly, having requested and received such information from Hodges, as the Board believed to be reasonably necessary to evaluate the terms of the Hodges Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees, determined that, with respect to each of the Funds, (a) the terms of the Hodges Advisory Agreement are reasonable; (b) the advisory fee is not unreasonable; and (c) the Hodges Advisory Agreement is in the best interests of each Fund and its respective shareholders. In considering the renewal of the Hodges Advisory Agreement, the Board did not identify any one factor as all important, but rather considered these factors collectively and determined that approval of the renewal of the Hodges Advisory Agreement was in the best interests of each of the Funds and its respective shareholders. Moreover, the Board noted that each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Hodges Advisory Agreement.

Semi-Annual Financial Statements & Additional Information

September 30, 2025

Fund	Class A Shares	Retail Class Shares	Institutional Class Shares
Hodges Fund
Ticker Symbol	N/A	HDPMX	N/A
CUSIP	N/A	664925104	N/A
Small Cap Growth Fund
Ticker Symbol	HDSAX	HDPSX	HDSIX
CUSIP	664925872	664925203	664925302
Small Intrinsic Value Fund
Ticker Symbol	N/A	HDSVX	HSVIX
CUSIP	N/A	664925500	664925609
Blue Chip Equity Income Fund
Ticker Symbol	N/A	HDPBX	N/A
CUSIP	N/A	664925401	N/A

HODGES MUTUAL FUNDS

www.hodgesfunds.com | (866) 811-0224

INVESTMENT ADVISOR

Hodges Capital Management, Inc.

2905 Maple Avenue, Dallas, Texas 75201 | (888) 878-4426 | www.hodgescapital.com

CUSTODIAN

U.S Bank N.A.

1555 N. RiverCenter Drive, Suite 302, Milwaukee, Wisconsin 53212

TRANSFER AGENT, FUND ACCOUNTANT, AND FUND ADMINISTRATOR

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

DISTRIBUTOR

Northern Lights Distributors, LLC

17605 Wright Street, Omaha, Nebraska 68130

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Tait, Weller, & Baker LLP

50 South 16th Street, Suite 2900, Philadelphia, Pennsylvania 19102

LEGAL COUNSEL

Alston & Bird LLP

950 F Street NW, Washington DC 20004

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1)	Not applicable

(a)(2)	Not applicable

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4)	Not applicable

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Northern Lights Fund Trust II

By (Signature and Title)	/s/ Kevin E. Wolf
Kevin E. Wolf, Principal Executive Officer/President

Date	12/5/25

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Kevin E. Wolf
Kevin E. Wolf, Principal Executive Officer/President

Date	12/5/25

By (Signature and Title)	/s/ Erik Naviloff
Erik Naviloff, Principal Financial Officer/Treasurer

Date	12/5/25